Trade and Other Payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Amounts due to exchanges, clearing houses and other counterparties	$ 1,501.5	$ 1,461.9
Amounts payable to clients	7,270.8	4,899.1
Accruals	468.3	379.8
Trade payables	470.2	16.1
Other tax and social security taxes	9.9	10.4
Deferred income	2.4	0.5
Other creditors	17.3	18.1
Trade and other payables	$ 9,740.4	$ 6,785.9	[1]	$ 6,647.6

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information